EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions	Dec. 30, 2025 USD ($) $ / shares shares	Dec. 25, 2025 shares	Dec. 24, 2025 shares	Dec. 22, 2025 USD ($) $ / shares shares	Dec. 22, 2025 CNY (¥) shares	Dec. 21, 2025 $ / shares shares	May 01, 2026 $ / shares	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 29, 2026 USD ($) shares	Mar. 27, 2026 $ / shares	Jan. 01, 2026 shares	Dec. 31, 2025 $ / shares shares [1]	Dec. 29, 2025 USD ($) $ / shares shares	Nov. 21, 2025 shares	Jun. 30, 2025 $ / shares shares [1]	Dec. 02, 2019	Nov. 25, 2019
Class of Stock [Line Items]
Common stock, par value	$ 0.01														$ 0.01
Common stock, shares authorized | shares	5,000,000												500,000,000		5,000,000
Authorized share capital | $	$ 1,750,000,000												$ 50,000
Share consolidation	1-for-100 share consolidation
Li Bang Kitchen Appliance [Member]
Class of Stock [Line Items]
Equity interest																90.00%	95.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value										$ 0.01
Authorized share capital | $								$ 35,000,000	$ 31,505,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.01											$ 0.01	$ 0.0001
Common stock, shares authorized | shares												4,500,000		450,000,000
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value							$ 0.00001	$ 0.01
Common stock, shares authorized | shares								3,150,000,000			3,150,000,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock, par value				$ 0.01		$ 0.0001
Shares issued | shares		1,200,000	120,000,000	1,200,000	1,200,000	120,000,000
Common stock, subscription price				$ 25		$ 0.25
Proceeds from issuance of private placement				$ 29,900,000	¥ 210
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.01											$ 0.01	$ 0.0001
Common stock, shares authorized | shares												500,000		50,000,000
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value							$ 0.00001	$ 0.01
Common stock, shares authorized | shares								350,000,000	500,000

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).